FAIR VALUE OF FINANCIAL INSTRUMENTS - Excess MSRs Fair Value (Details 3) (Level 3 Inputs, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
MSRs Pool 1
Balance, beginning	$ 40,910	[1]	$ 43,971	[1]		[1]
Gains (losses) included in net income	9,424	[2]	5,877	[2]	367	[2]
Interest income	5,839		7,955		1,260
Purchases, sales and repayments
Purchases					43,742
Purchase adjustments			(178)
Proceeds from repayments	(13,118)		(16,715)		(1,398)
Balance, ending	43,055	[1]	40,910	[1]	43,971	[1]
MSRs Pool 2
Balance, beginning	39,322	[1]
Gains (losses) included in net income	9,125	[2]	1,226	[2]
Interest income	4,885		3,450
Purchases, sales and repayments
Purchases			43,872
Purchase adjustments			(1,522)
Proceeds from repayments	(11,511)		(7,704)
Balance, ending	41,821	[1]	39,322	[1]
MSRs Pool 3
Balance, beginning	35,434	[1]
Gains (losses) included in net income	9,393	[2]	2,780	[2]
Interest income	5,767		3,409
Purchases, sales and repayments
Purchases			36,218
Proceeds from repayments	(11,053)		(6,973)
Balance, ending	39,541	[1]	35,434	[1]
MSRs Pool 4
Balance, beginning	15,036	[1]
Gains (losses) included in net income	4,748	[2]	1,004	[2]
Interest income	2,842		1,381
Purchases, sales and repayments
Purchases			15,439
Proceeds from repayments	(4,698)		(2,788)
Balance, ending	17,928	[1]	15,036	[1]
MSRs Pool 5
Balance, beginning	114,334	[1]
Gains (losses) included in net income	21,334	[2]	(1,864)	[2]
Interest income	20,637		11,293
Purchases, sales and repayments
Purchases	26,637		124,813
Proceeds from repayments	(36,699)		(19,908)
Balance, ending	146,243	[1]	114,334	[1]
MSRs Pool 11
Gains (losses) included in net income	(30)	[2]
Interest income	83
Purchases, sales and repayments
Purchases	2,391
Proceeds from repayments	(129)
Balance, ending	2,315	[1]
MSRs Pool 12
Gains (losses) included in net income	(173)	[2]
Interest income	678
Purchases, sales and repayments
Purchases	17,393
Proceeds from repayments	(1,364)
Balance, ending	16,534	[1]
MSRs Pool 18
Gains (losses) included in net income	(489)	[2]
Interest income	190
Purchases, sales and repayments
Purchases	17,013
Balance, ending	16,714	[1]
MSRs
Balance, beginning	245,036	[1]	43,971	[1]		[1]
Gains (losses) included in net income	53,332	[2]	9,023	[2]	367	[2]
Interest income	40,921		27,488		1,260
Purchases, sales and repayments
Purchases	63,434		220,342		43,742
Purchase adjustments			(1,700)
Proceeds from repayments	(78,572)		(54,088)		(1,398)
Balance, ending	$ 324,151	[1]	$ 245,036	[1]	$ 43,971	[1]

[1]	Includes the recapture agreement for each respective pool.
[2]	The gains (losses) recorded in earnings during the period are attributable to the change in unrealized gains (losses) relating to Level 3 assets still held at the reporting dates. These gains (losses) represent the change in fair value of the Excess MSRs and are recorded in "Change in fair value of investments in excess mortgage servicing rights" in the Consolidated Statements of Income.